Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs Performance Table
The following table sets forth information concerning the compensation earned during the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 by the Company’s NEOs:

Year	Summary Compensation Total for CEO (1)(2)	Compensation Actually Paid to CEO (3)	Average SCT Total for Non-CEO NEOs (1)(2)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Value of Initial Fixed $100 Investment based on:		Net Income attributable to common shareholders	AFFO per Diluted Share (5)
					TSR (4)	Peer Group TSR (4)

2025	14,054,918	10,868,702	4,925,491	2,536,635	144.32	137.53	825.1	3.88

2024	14,853,214	16,044,359	4,111,319	4,464,248	145.52	133.59	784.6	3.77

2023	15,947,667	14,771,611	4,475,135	4,070,334	139.95	122.84	734.3	3.69

2022	14,989,182	28,441,757	3,940,203	7,443,508	138.64	108.00	684.7	3.55

2021	13,407,438	20,650,901	3,395,082	5,189,844	122.16	143.06	534.0	3.44

(1)
For all periods presented, our CEO is Peter M. Carlino. For the 2025, 2024, 2023 and 2022 periods presented, our other NEOs are Brandon J. Moore, Desiree A. Burke, Matthew J. Demchyk, and Steven L. Ladany. For the 2021 period presented, our other NEOs are Brandon J. Moore, Desiree A. Burke and Matthew J. Demchyk.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) of the corresponding years’ Proxy Statement for our CEO and average of our other NEOs. See the footnotes to the respective tables for further detail regarding the amounts in this column.

(3)
In accordance with SEC rules, the Compensation actually paid (“CAP”) reflected in this column is computed by replacing the amounts in the “Service-Based Awards” and “Performance-Based Awards” column of the SCT for each year from the “SCT Total” column of this table with the following amounts: (i) the fair value as of the last day of the reporting year of unvested awards (or portions thereof) that were granted during such year, (ii) as of the last day of the reporting year, the change in fair value of unvested awards granted in prior years that remain unvested as of the last day of such year compared to the last day of the previous reporting year, (iii) as of the applicable vesting date, the change in fair value of awards that vested during the reporting year compared to the last day of the previous reporting year, (iv) as of the applicable vesting date the fair value of awards that were granted and vested during the reporting year and, (v) the value of dividends paid in cash on performance based awards that vested during the reporting year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our CEO or other NEOs during the applicable year. In accordance with Item 402(v) of Regulation
S-K,
CAP for our CEO and Average CAP for our other NEOs for the year ended December 31, 2025 was computed as follows:

	2025
	CEO	Other NEO Average

SCT Total Compensation	$14,054,918	$4,925,491

Minus SCT Service-Based and Performance-Based Award Value	(8,600,900)	(2,914,370)

Plus Fair Value of Unvested Awards Granted During the Reporting Year as of Last Day of Reporting Year	7,611,450	2,041,253

Minus Change in Fair Value of Unvested Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	(1,608,746)	(402,187)

Minus Change in Fair Value of Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	(1,396,373)	(1,315,651)

Plus Fair Value of Awards Granted During the Reporting Year that Vested During the Reporting Year	—	—

Plus Value of Accrued Dividends Paid Upon Vesting of Awards in Reporting Year	808,353	202,099

Total CAP	$10,868,702	$2,536,635

(4)
Reflects the cumulative TSR of the Company and the US MSCI REIT Index for the year ended December 31, 2021, the two years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024, and the five years ended December 31, 2025 assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends before consideration of income taxes.

(5)
AFFO is a
non-GAAP
financial measure. For a definition and reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP measure, see the section entitled “FFO, AFFO and Adjusted EBITDA” on pages 51 – 52 of our 2025 Annual Report on Form
10-K.
AFFO per share is presented on a fully diluted basis assuming full conversion of limited partnership units to common shares and therefore before the income statement impact of non-controlling
interests.

Company Selected Measure Name	AFFO per diluted share
Named Executive Officers, Footnote	NEOs are Brandon J. Moore, Desiree A. Burke, Matthew J. Demchyk, and Steven L. Ladany. For the 2021 period presented, our other NEOs are Brandon J. Moore, Desiree A. Burke and Matthew J. Demchyk.
Peer Group Issuers, Footnote	Reflects the cumulative TSR of the Company and the US MSCI REIT Index for the year ended December 31, 2021, the two years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024, and the five years ended December 31, 2025 assuming a $100 investment at the closing price on December 31, 2020 and the reinvestment of all dividends before consideration of income taxes.
PEO Total Compensation Amount	$ 14,054,918	$ 14,853,214	$ 15,947,667	$ 14,989,182	$ 13,407,438
PEO Actually Paid Compensation Amount	$ 10,868,702	16,044,359	14,771,611	28,441,757	20,650,901
Adjustment To PEO Compensation, Footnote

	2025
	CEO	Other NEO Average

SCT Total Compensation	$14,054,918	$4,925,491

Minus SCT Service-Based and Performance-Based Award Value	(8,600,900)	(2,914,370)

Plus Fair Value of Unvested Awards Granted During the Reporting Year as of Last Day of Reporting Year	7,611,450	2,041,253

Minus Change in Fair Value of Unvested Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	(1,608,746)	(402,187)

Minus Change in Fair Value of Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	(1,396,373)	(1,315,651)

Plus Fair Value of Awards Granted During the Reporting Year that Vested During the Reporting Year	—	—

Plus Value of Accrued Dividends Paid Upon Vesting of Awards in Reporting Year	808,353	202,099

Total CAP	$10,868,702	$2,536,635

Non-PEO NEO Average Total Compensation Amount	$ 4,925,491	4,111,319	4,475,135	3,940,203	3,395,082
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,536,635	4,464,248	4,070,334	7,443,508	5,189,844
Adjustment to Non-PEO NEO Compensation Footnote

	2025
	CEO	Other NEO Average

SCT Total Compensation	$14,054,918	$4,925,491

Minus SCT Service-Based and Performance-Based Award Value	(8,600,900)	(2,914,370)

Plus Fair Value of Unvested Awards Granted During the Reporting Year as of Last Day of Reporting Year	7,611,450	2,041,253

Minus Change in Fair Value of Unvested Awards Granted in Prior Years as of Last Day of Reporting Year from Last Day of Year Preceding Reporting Year	(1,608,746)	(402,187)

Minus Change in Fair Value of Awards Vested in Reporting Year as of Vesting Date from Last Day of Year Preceding Reporting Year	(1,396,373)	(1,315,651)

Plus Fair Value of Awards Granted During the Reporting Year that Vested During the Reporting Year	—	—

Plus Value of Accrued Dividends Paid Upon Vesting of Awards in Reporting Year	808,353	202,099

Total CAP	$10,868,702	$2,536,635

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid (CAP) vs. Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) vs. Net Income Attributable to Common Shareholders
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) vs. AFFO Per Diluted Share
Total Shareholder Return Vs Peer Group	Compensation Actually Paid (CAP) vs. Cumulative TSR
Tabular List, Table

Financial Performance Measures
The most important financial performance measures used by the Company to link compensation actually paid to performance for the most recently completed fiscal year are listed herein.

Significant Financial Performance Metrics

TSR Compared to Peer Groups

AFFO Per Diluted Share

Dividends Per Share

Total Shareholder Return Amount	$ 144.32	145.52	139.95	138.64	122.16
Peer Group Total Shareholder Return Amount	137.53	133.59	122.84	108	143.06
Net Income (Loss)	$ 825.1	$ 784.6	$ 734.3	$ 684.7	$ 534
Company Selected Measure Amount	3.88	3.77	3.69	3.55	3.44
PEO Name	Peter M. Carlino
Measure:: 1
Pay vs Performance Disclosure
Name	TSR Compared to Peer Groups
Measure:: 2
Pay vs Performance Disclosure
Name	AFFO Per Diluted Share
Non-GAAP Measure Description	AFFO is a
non-GAAP
financial measure. For a definition and reconciliation of this non-GAAP
financial measure to the most directly comparable GAAP measure, see the section entitled “FFO, AFFO and Adjusted EBITDA” on pages 51 – 52 of our 2025 Annual Report on Form
10-K.
AFFO per share is presented on a fully diluted basis assuming full conversion of limited partnership units to common shares and therefore before the income statement impact of non-controlling
	interests.
Measure:: 3
Pay vs Performance Disclosure
Name	Dividends Per Share
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,611,450
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,608,746)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,396,373)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	808,353
PEO | Service-Based and Performance-Based Award Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,600,900)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,041,253
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(402,187)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,315,651)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	202,099
Non-PEO NEO | Service-Based and Performance-Based Award Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,914,370)